Lease Arrangements - Additional Information (Details) - Taiwan [Member]	12 Months Ended
Dec. 31, 2019
Bottom of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	1 year
Bottom of Range [Member] | Offices, Server rooms and Stores [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	1 year
Top of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	20 years
Top of Range [Member] | Offices, Server rooms and Stores [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	30 years